Note 8 - Deposits	12 Months Ended
Dec. 31, 2014
Deposits Assets Disclosure Noncurrent [Abstract]
Deposits Assets Disclosure Noncurrent [Text Block]
(8)           DEPOSITS

The aggregate amount of time deposit accounts with balances of $100,000 or more was approximately $21.6 million and $25.4 million at December 31, 2014 and 2013, respectively.

At December 31, 2014, scheduled maturities of time deposits were as follows:

Year ending December 31:	(In thousands)

2015	$40,704
2016	14,993
2017	11,336
2018	7,412
2019 and thereafter	1,326

Total	$75,771

The Bank held deposits of approximately $6.1 million and $7.9 million for related parties at December 31, 2014 and 2013, respectively.